Provisions and Contingent Liabilities - Summary Of Changes In Other Provisions (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Beginning balance	R$ 15,479	R$ 17,171	R$ 15,193	R$ 17,474	R$ 17,474	R$ 11,843	R$ 5,334
Monetary correction	499	809	1,472	1,499	2,492	1,667	2,226
Provision accrued	333	1,657	912	1,726
Provision/(Reversal)	(78)	(3,931)	(965)	(3,933)	(1,601)	7,897	3,531
Business combination (Note 5 (ii))							7,921
Payments	(213)	(2)	(592)	(1,062)	(3,172)	(3,933)	(7,169)
Ending balance	R$ 16,020	R$ 15,704	R$ 16,020	R$ 15,704	R$ 15,193	R$ 17,474	R$ 11,843